Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-controlling Interests
Beginning Balance	$ (2,712,752)	$ (2,148,964)
Proportionate shares of net loss	(323,515)	(565,301)
Foreign currency translation adjustment	4,592	1,513
Total	$ (3,031,675)	$ (2,712,752)